Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Property
Real Estate Properties [Line Items]
Number of markets	22
Costs incurred to date	$ 299,731
Expected costs to complete	601,444
Wholly owned under development [Member]
Real Estate Properties [Line Items]
Number of markets	7
Costs incurred to date	248,746
Expected costs to complete	425,529
Ownership stake	100.00%
Consolidated Joint Ventures [Member]
Real Estate Properties [Line Items]
Number of markets	1
Costs incurred to date	13,072
Expected costs to complete	32,928
Ownership stake	90.00%
Unconsolidated Joint Ventures [Member]
Real Estate Properties [Line Items]
Number of markets	3
Costs incurred to date	37,913
Expected costs to complete	$ 142,987
Ownership stake	95.00%